Income Tax - Summary of Income Tax Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Current income tax expense
Current tax expense recognized in the current year	$ 275,726.3		$ 156,684.0	$ 190,022.2
Income tax adjustments for prior years	(29,968.0)		(32,775.5)	(19,413.0)
Other income tax adjustments	371.4		244.3	206.1
Current income tax expense	246,129.7		124,152.8	170,815.3
Deferred income tax
The origination and reversal of temporary differences	916.0		4,136.0	(20,037.8)
Income tax adjustments for prior years	3,925.3
Operating loss carryforward	(2,654.9)
Deferred income tax benefit	2,186.4		4,136.0	(20,037.8)
Income tax expense recognized in profit or loss	$ 248,316.1	$ 7,572.9	$ 128,288.8	$ 150,777.5